Cash (Narrative) (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Cash And Restricted Cash [Line Items]
Cash	$ 1,150,891	$ 600,402	$ 6,888,322	$ 15,207,948
Cash	$ 1,150,891	$ 600,402